Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document And Entity Information
Entity Registrant Name	IEG Holdings Corp
Entity Central Index Key	0001627811
Document Type	S-1
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Trading Symbol	IEGH